OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Term loan	$ 8,885	$ 8,880
Lease obligation	1,860	1,655
Vehicles	37	42
Current portion	(1,563)	(1,222)
Other long-term liabilities	$ 9,219	$ 9,355